INTANGIBLE ASSETS (Details) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	10 years	10 years
INTANGIBLE ASSETS
Impairment loss		$ 1,677,301	$ 0	$ 123,646
Regulatory licenses	$ 1,797,109	1,797,109
Less: accumulated amortization	(119,808)	(119,808)
Less: impairment loss	(1,677,301)	(1,677,301)
Intangible assets, net	0	$ 0		$ 0
Amortization expense	$ 119,808